Other Long-Term Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 20)	$ 1,797	$ 1,723
Pension benefit liability (Note 20)	1,660	1,125
Environmental liabilities (Note 21)	100	111
Lease obligations (Note 23)	70	69
Derivative liabilities (Note 18)	14	0
Asset retirement obligations (Note 22)	13	10
Long-term accounts payable	3	3
Other long-term liabilities	17	14
Other long-term liabilities	$ 3,674	$ 3,055